Simple Agreements for Future Equity (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2023	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2021
Third Party Safes [Member]
Defined Benefit Plan Disclosure [Line Items]
Received gross proceeds				$ 269,000
Common or preferred stock discount				15.00%
Fair value of SAFE liability				$ 269,000
Loss on change in fair value of SAFE liability		$ 68,582	$ 91,443
Outstanding principal amount	$ 456,234
Debt instrument carrying amount	41,626
Alco, DNX and William Bryant [Member]
Defined Benefit Plan Disclosure [Line Items]
Received gross proceeds				$ 3,567,000
Common or preferred stock discount				15.00%
Fair value of SAFE liability				$ 3,567,000
Loss on change in fair value of SAFE liability		$ 909,418	$ 1,212,557
Outstanding principal amount	$ 6,049,766
Debt instrument carrying amount	551,949